Condensed Consolidated Statements of Stockholders Equity (Deficit) - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Series A Redeemable Convertible Preferred Stock [Member]	Series A1 Redeemable Convertible Preferred Stock [Member]	Series A2 Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Balance at Dec. 31, 2014	$ 70,138,979				$ 6,754,096	$ 40,180,140	$ 23,204,743
Redeemable convertible preferred stock, Balance, Shares at Dec. 31, 2014					1,326,145	8,368,230	4,489,160
Redeemable convertible preferred stock, Adjustment of redeemable convertible preferred stock to redemption value	348,436				$ 365,108	$ (1,164,132)	$ 1,147,460
Redeemable convertible preferred stock, Balance at Dec. 31, 2015	70,487,415				$ 7,119,204	$ 39,016,008	$ 24,352,203
Redeemable convertible preferred stock, Balance, Shares at Dec. 31, 2015					1,326,145	8,368,230	4,489,160
Balance at Dec. 31, 2014	(49,608,942)	$ 115		$ 49,609,057
Balance, Shares at Dec. 31, 2014		1,153,235
Adjustment of redeemable convertible preferred stock to redemption value	(348,436)		$ (472,846)	124,410
Exercise of stock options	3,000		3,000
Exercise of stock options, shares		4,016
Share-based compensation expense	469,846		469,846
Net loss	(17,070,223)			(17,070,223)
Balance at Dec. 31, 2015	(66,554,755)	$ 115		(66,554,870)
Balance, Shares at Dec. 31, 2015		1,157,251
Redeemable convertible preferred stock, Adjustment of redeemable convertible preferred stock to redemption value	4,152,801				$ 379,777	$ 2,263,804	$ 1,509,220
Redeemable convertible preferred stock, Conversion of preferred stock	(658,102)				$ (324,774)	$ (333,328)
Redeemable convertible preferred stock, Conversion of preferred stock, Shares					(57,877)	(68,191)
Redeemable convertible preferred stock, Extinguishment of preferred stock	(224,224)				$ (157,692)	$ (49,173)	$ (17,359)
Redeemable convertible preferred stock, Extinguishment of preferred stock, shares					(28,930)	(10,376)	(3,145)
Redeemable convertible preferred stock, Balance at Dec. 31, 2016	73,757,890				$ 7,016,515	$ 40,897,311	$ 25,844,064	$ 73,757,890
Redeemable convertible preferred stock, Balance, Shares at Dec. 31, 2016					1,239,338	8,289,663	4,486,015	14,015,016
Adjustment of redeemable convertible preferred stock to redemption value	(4,152,801)		(1,273,631)	(2,879,170)
Conversion of preferred stock	658,102	$ 6	658,096
Conversion of preferred stock, shares		61,803
Extinguishment of preferred stock	224,224		25,426	198,798
Conversion of convertible notes and accrued interest	82,818		82,818
Exercise of stock options	$ 18,968	$ 3	18,965
Exercise of stock options, shares	21,870	21,871
Share-based compensation expense	$ 488,326		488,326
Net loss	(16,983,511)			(16,983,511)
Balance at Dec. 31, 2016	(86,218,629)	$ 124		(86,218,753)
Balance, Shares at Dec. 31, 2016		1,240,925
Redeemable convertible preferred stock, Adjustment of redeemable convertible preferred stock to redemption value								$ 943,297
Redeemable convertible preferred stock, Conversion of preferred stock								$ (74,701,187)
Redeemable convertible preferred stock, Conversion of preferred stock, Shares								(14,015,016)
Adjustment of redeemable convertible preferred stock to redemption value	(943,297)			(943,297)
Conversion of preferred stock	74,701,187	$ 1,402	74,699,785
Conversion of preferred stock, shares		14,015,016
Conversion of convertible notes and accrued interest	13,447,934	$ 274	13,447,660
Conversion of convertible notes and accrued interest, Shares		2,744,059
Share exchange in connection with Merger		$ 100	(100)
Share exchange in connection with Merger, Shares		1,000,000
Issuance of common stock, net of issuance costs	37,163,390	$ 805	37,162,585
Issuance of common stock, net of issuance costs, Shares		8,049,555
Share-based compensation expense	155,385		155,385
Net loss	(4,995,703)			(4,995,703)
Balance at Mar. 31, 2017	$ 33,310,267	$ 2,705	$ 125,465,315	$ (92,157,753)
Balance, Shares at Mar. 31, 2017		27,049,555